Shareholder Report, Line Graph (Details) 197240_Pzena Emerging Markets Value Fund_Investor Class_TSR Annual {Investor Class} - USD ($)											12 Months Ended
	Feb. 28, 2025	Feb. 29, 2024	Feb. 28, 2023	Feb. 28, 2022	Feb. 28, 2021	Feb. 29, 2020	Feb. 28, 2019	Feb. 28, 2018	Feb. 28, 2017	Feb. 29, 2016	Feb. 28, 2026
Investor Class
Account Value [Line Items]
Line Graph and Table Measure Name											Investor Class
Accumulated Value	$ 23,396	$ 21,353	$ 18,420	$ 19,066	$ 19,007	$ 11,096	$ 16,135	$ 17,341	$ 14,163	$ 10,000	$ 35,841
MSCI EM (EMERGING MARKETS) Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI EM (EMERGING MARKETS) Net (USD)
Accumulated Value	18,404	16,720	15,377	18,151	20,323	12,638	15,225	16,896	12,946	10,000	$ 27,599
MSCI EM (EMERGING MARKETS) VALUE Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI EM (EMERGING MARKETS) VALUE Net (USD)
Accumulated Value	$ 17,703	$ 16,537	$ 14,647	$ 16,749	$ 17,084	$ 11,261	$ 15,048	$ 16,221	$ 13,242	$ 10,000	$ 26,535